Pension and Post Retirement Benefits - Saving Plans, Pension and Post Retirement Benefits - Summary of Amount Recognized in Pension Plans and Other Post Retirement Benefit Plans (Detail) (USD $)
In Millions, unless otherwise specified
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses and other	$ (224.8)	$ (264.7)	$ (230.0)
Pension and other post-retirement benefit liabilities	(210.1)	(233.7)	(245.5)
Accumulated other comprehensive loss		268.8
Income tax benefit		(36.4)
Portion allocated to Revlon Holdings		(0.9)
Total		231.5
Pension Plans Revlon [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses and other		(6.4)	(6.5)
Pension and other post-retirement benefit liabilities		(218.0)	(230.2)
Total		(224.4)	(236.7)
Accumulated other comprehensive loss		264.2	250.4
Income tax benefit		(35.9)	(28.0)
Portion allocated to Revlon Holdings		(0.9)	(0.7)
Total		227.4	221.7
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses and other		(0.8)	(0.8)
Pension and other post-retirement benefit liabilities		(15.7)	(15.3)
Total		(16.5)	(16.1)
Accumulated other comprehensive loss		4.6	4.4
Income tax benefit		(0.5)	(0.2)
Portion allocated to Revlon Holdings			(0.2)
Total		$ 4.1	$ 4.0